Financial Risk and Fair Value Disclosures - Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	$ 1,939,109	$ 11,240,785
Payables	37,455,640	31,008,010
Guarantee deposits	14,369,769	235,992
Bonds payable	32,316,200	19,422,001
Long-term loans	40,626,127	34,200,279
Lease liabilities	5,778,937	6,432,504
Other financial liabilities	21,230,712	21,400,751
Total	153,716,494	123,940,322
Inflow		393,442
Outflow		(395,768)
Net		(2,326)
Not later than one year [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	1,939,109	11,240,785
Payables	37,455,640	31,008,010
Guarantee deposits	108,740	793
Bonds payable	8,612,255	2,374,587
Long-term loans	21,084,795	25,885,932
Lease liabilities	688,613	695,790
Other financial liabilities	12,738,246
Total	82,627,398	71,205,897
Inflow		393,442
Outflow		(395,768)
Net		(2,326)
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0
Payables	0
Guarantee deposits	3,432,749	163,618
Bonds payable	8,869,431	8,484,393
Long-term loans	2,543,611	5,889,382
Lease liabilities	1,198,528	1,280,476
Other financial liabilities	8,492,466	17,120,418
Total	24,536,785	32,938,287
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0
Payables	0
Guarantee deposits	0
Bonds payable	10,656,506	8,563,021
Long-term loans	11,021,076	2,424,965
Lease liabilities	1,050,786	1,102,021
Other financial liabilities	0	4,280,333
Total	22,728,368	16,370,340
Later than five years [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Short-term loans	0
Payables	0
Guarantee deposits	10,828,280	71,581
Bonds payable	4,178,008
Long-term loans	5,976,645
Lease liabilities	2,841,010	3,354,217
Other financial liabilities	0
Total	$ 23,823,943	$ 3,425,798